Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer and Network Equipment USD ($)	Dec. 31, 2013 Computer and Network Equipment CNY	Dec. 31, 2012 Computer and Network Equipment CNY	Dec. 31, 2013 Optical Fibers USD ($)	Dec. 31, 2013 Optical Fibers CNY	Dec. 31, 2012 Optical Fibers CNY	Dec. 31, 2013 Property USD ($)	Dec. 31, 2013 Property CNY	Dec. 31, 2012 Property CNY
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 85,599	517,949	151,972	$ 14,519	87,896	87,272	$ 10,688	64,700	64,700	$ 60,352	365,353	0
Less: accumulated depreciation	(8,579)	(51,935)	(33,115)
Property and Equipment Held Under Capital Leases, net	$ 76,980	466,014	118,857